Cash Flow Detail - Financing Activities, Debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 561	€ 4,011	€ 4,186
Proceeds on loans, borrowings and promissory notes	3,085	4,516	1,702
Cancellation of debentures and bonds, and other debts	(5,847)	(6,728)	(3,653)
Repayments of loans, borrowings and promissory notes	(4,146)	(2,852)	(6,356)
Lease principal payments (Note 20)	(1,782)	(1,787)	(1,518)
Financed spectrum licenses payments	(57)	(60)	(59)
Payments for investments in spectrum use licenses financed without explicit interest (Notes 2 and 21)	(108)	(87)	(87)
Payments to suppliers with extended payment terms	(108)	(235)	(380)
Financed operating payments and investments in property, plant and equipment and intangible assets payments	(273)	(382)	(526)
Bilateral loans of Telefonica S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	200	350	200
Repayments of loans, borrowings and promissory notes	0	0	(1,835)
Syndicated provision of 750 million euros by Telefónica Germany GmbH (see Note 18)
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	750	0	0
Syndicated bilateral loan of Telxius Telecom, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	0	150
Debt hedging derivatives
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	1,119	153
Repayments of loans, borrowings and promissory notes	(34)	(139)	(148)
Disposal bilateral loans and syndicated loan of Colombia Telecomunicaciones, S.A, E.S.P.
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	0	436	0
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on loans, borrowings and promissory notes	2,135	2,611	1,199
Repayments of loans, borrowings and promissory notes	(3,162)	(2,713)	(2,873)
Syndicated amortization by Telefónica, S.A.
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	(750)	0	0
Syndicated amortization by Telefónica Colombia
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	(200)	0	0
Amortization of structured financing of Telefónica Europe B.V.
Disclosure of fair value measurement of equity [line items]
Repayments of loans, borrowings and promissory notes	0	0	(1,500)
Telefonica Emisiones EMTN Bond
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	3,500	2,500
SHELF program of Telefonica Emisiones, S.A.U.
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	0	1,113
Telefónica Móviles Chile, S.A.
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	535	0	0
Telefonica del Peru
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	0	457
Colombia Telecomunicaciones S.A. E.S.P.
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	0	408	0
Others
Disclosure of fair value measurement of equity [line items]
Proceeds on issue of debentures and bonds and other debts	€ 26	€ 103	€ 116